UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22147

PowerShares India Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-983-0903

Date of fiscal year end:    October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Consolidated Schedule of Investments.

The consolidated schedule of Investments as of January 31, 2018 is set forth below.

Consolidated Schedule of Investments(a)(b)

PowerShares India Portfolio (PIN)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 6.3%
7,885	Bosch Ltd.	$2,405,062
281,631	Mahindra & Mahindra Ltd.	3,378,709
67,024	Maruti Suzuki India Ltd.	10,021,078
565,559	Tata Motors Ltd.(c)	3,552,319

		19,357,168

	Consumer Staples - 8.3%
151,443	Avenue Supermarts Ltd.(c)(d)	2,808,792
738,843	Hindustan Unilever Ltd.	15,906,840
621,623	ITC Ltd.	2,652,493
16,963	Nestle India Ltd.	1,992,008
44,594	United Spirits Ltd.(c)	2,303,607

		25,663,740

	Energy - 21.0%
859,291	Bharat Petroleum Corp. Ltd.	6,651,007
1,690,540	Coal India Ltd.	7,961,815
1,295,160	Indian Oil Corp. Ltd.	8,503,568
3,808,165	Oil & Natural Gas Corp. Ltd.	12,181,218
1,980,303	Reliance Industries Ltd.	29,930,079

		65,227,687

	Financials - 21.0%
1,052,393	Axis Bank Ltd.	9,821,755
38,095	Bajaj Finserv Ltd.	2,882,322
194,034	Dewan Housing Finance Corp. Ltd.	1,776,099
1,192,024	Federal Bank Ltd.	1,882,575
208,131	General Insurance Corp. of India(c)(d)	2,475,991
614,292	Housing Development Finance Corp. Ltd.	18,894,160
1,315,440	ICICI Bank Ltd.	7,299,641
339,314	ICICI Prudential Life Insurance Co. Ltd./India(d)	2,169,668
272,236	Iifl Holdings Ltd.	3,122,183
124,025	Indiabulls Housing Finance Ltd.	2,712,302
199,926	SBI Life Insurance Co. Ltd.(c)(d)	2,076,625
850,308	State Bank of India	4,187,787
1,057,761	Yes Bank Ltd.	5,893,843

		65,194,951

	Health Care - 6.5%
288,583	Aurobindo Pharma Ltd.	2,856,395
220,870	Cipla Ltd./India	2,056,296
151,655	Lupin Ltd.	2,107,189
60,646	Piramal Enterprises Ltd.	2,615,443
1,148,367	Sun Pharmaceutical Industries Ltd.	10,470,106

		20,105,429

	Industrials - 3.7%
531,624	Adani Ports & Special Economic Zone Ltd.	$3,584,489
7,085	Eicher Motors Ltd.	2,999,095
125,639	Larsen & Toubro Ltd.	2,798,069
106,498	Siemens Ltd.	2,179,815

		11,561,468

	Information Technology - 18.0%
356,437	HCL Technologies Ltd.	5,528,651
2,021,450	Infosys Ltd.	36,557,166
182,069	Tata Consultancy Services Ltd.	8,909,262
1,034,755	Wipro Ltd.	4,957,095

		55,952,174

	Materials - 11.2%
708,803	Ambuja Cements Ltd.	2,917,511
190,004	Asian Paints Ltd.	3,370,580
1,465,077	Hindustan Zinc Ltd.	7,146,436
1,151,779	JSW Steel Ltd.	5,250,607
1,010,673	NMDC Ltd.	2,229,388
28,148	UltraTech Cement Ltd.	1,939,265
277,663	UPL Ltd.	3,283,084
1,619,859	Vedanta Ltd.	8,668,027

		34,804,898

	Telecommunication Services - 2.6%
1,152,283	Bharti Airtel Ltd.	7,968,582

	Utilities - 1.4%
1,636,998	NTPC Ltd.	4,381,800

	Total Common Stocks and Other Equity Interests (Cost $171,871,891)	310,217,897

	Rights - 0.0%
	Health Care - 0.0%
2,636	Piramal Enterprises Ltd., expiring 04/05/18(c) (Cost $0)	15,044

	Money Market Fund - 0.1%
312,229	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(e) (Cost $312,229)	312,229

	Total Investments in Securities (Cost $172,184,120)-100.1%	310,545,170
	Other assets less liabilities-(0.1)%	(355,691)

	Net Assets-100.0%	$310,189,479

Notes to Consolidated Schedule of Investments:

(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.

Consolidated Schedule of Investments(a)(b)

(b)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $9,531,076, which represented 3.07% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. For the three months ended January 31, 2018, there were transfers from Level 2 to Level 1 of $298,774,990, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks and Other Equity Interests	$310,217,897	$15,044	$—	$310,232,941
Money Market Funds	312,229	—	—	312,229

Total Investments	$310,530,126	$15,044	$—	$310,545,170

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PowerShares India Exchange-Traded Fund Trust

By: /s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date:	3/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel E. Draper

Name:	Daniel E. Draper
Title:	President

Date:	3/29/2018

By: /s/ Steven Hill

Name:	Steven Hill
Title:	Treasurer

Date:	3/29/2018